SEGMENT INFORMATION (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEGMENT INFORMATION
Number of operating segments which are also reportable segments | segment									2
SEGMENT INFORMATION
Total revenues	$ 165,099	$ 174,040	$ 173,745	$ 184,552	$ 167,121	$ 146,683	$ 143,528	$ 157,041	$ 697,436	$ 614,373	$ 501,215
Cost of sales									316,761	264,481	179,510
Gross profit	86,731	98,427	93,322	102,195	85,246	87,688	83,767	93,191	380,675	349,892	321,705
Selling and marketing expense									71,037	61,615	53,722
General and administrative expense									150,091	133,170	112,574
Amortization expense of intangibles									13,954	12,301	8,133
Depreciation expense									17,449	15,712	14,531
Direct segment operating expenses									252,531	222,798	188,960
Operating income	23,438	$ 33,023	$ 31,361	$ 40,322	19,827	$ 34,905	$ 31,937	$ 40,425	128,144	127,094	132,745
Total assets
Total assets	1,279,107				1,324,002				1,279,107	1,324,002
Capital expenditures
Capital expenditures									20,297	19,087	14,700
Exchange And Rental
SEGMENT INFORMATION
Member and other revenue									356,649	352,513	365,007
Rental management revenue									50,384	48,148	29,956
Pass-through revenue									94,311	82,729	47,426
Total revenues									501,344	483,390	442,389
Cost of sales									194,999	183,868	145,562
Gross profit									306,345	299,522	296,827
Selling and marketing expense									58,588	58,020	53,100
General and administrative expense									103,325	102,796	93,903
Amortization expense of intangibles									8,578	7,058	5,126
Depreciation expense									15,688	14,683	14,134
Operating income									120,166	116,965	130,564
Total assets
Total assets	905,021				928,081				905,021	928,081
Capital expenditures
Capital expenditures									16,046	18,008	14,361
Vacation Ownership
SEGMENT INFORMATION
Vacation ownership sales and financing revenue									39,041	9,478
Pass-through revenue									57,485	29,488	17,231
Total revenues									196,092	130,983	58,826
Cost of sales									121,762	80,613	33,948
Gross profit									74,330	50,370	24,878
Selling and marketing expense									12,449	3,595	622
General and administrative expense									46,766	30,374	18,671
Amortization expense of intangibles									5,376	5,243	3,007
Depreciation expense									1,761	1,029	397
Management fee revenue									99,566	92,017	41,595
Operating income									7,978	10,129	2,181
Total assets
Total assets	$ 374,086				$ 395,921				374,086	395,921
Capital expenditures
Capital expenditures									$ 4,251	$ 1,079	$ 339